Cover	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	000-29374
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Entity Tax Identification Number	98-1644844
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Parc d’Activites la Poudrette-Lamartine
Entity Address, Address Line Two	4/6
Entity Address, Address Line Three	rue du Dauphiné
Entity Address, City or Town	Vaulx-en-Velin
Entity Address, Country	FR
Entity Address, Postal Zip Code	69120
City Area Code	(+33)
Local Phone Number	47-215-3150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share (Ordinary Shares, nominal value €0.13 per share)
Trading Symbol	EDAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false